Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:
2025 2024
Short-term employee benefits $ 35,202 $ 39,224
Share-based compensation (a) 51,521 27,373
Post-employment benefits 7,938 12,128
Termination
benefits
- 1,389
Total $ 94,661 $ 80,114
(a) Excludes deferred share units held by directors (see note 23).

Other related party transactions
Transaction value Balance outstanding
year ended as at
2025 2024 2025 2024
Joint venture
Sales revenue (a) $ 144,257 $ 45,433 $ - $ 32
Fuel storage and handling (a) 1 50 - 26
Deferred sales (a) - - 32,148 75,083
Dividends received (a) 309,778 - - -
Associate
Product purchases (b) 461,652 456,963 439,521 301,652
Dividends received (b) 136,971 185,447 - -
(a) Cameco has entered into various agreements with Westinghouse and its subsidiaries and has recognized sales revenue related to fuel supply agreements and incurred costs related to fuel storage and handling fees. Contract terms are in the normal course of business and were accounted for at the exchange amount. Cash dividends are also received from
Westinghouse. Subsequent to year-end, on February 4, 2026, Cameco received a dividend of US$ 49,000,000 .
(b) Cameco purchases uranium concentrate from JV Inkai. Purchases from JV Inkai are based on the prevailing uranium spot price less a 5% discount with extended payment terms. Cash dividends are also received from JV Inkai.